Short-term and Long-term borrowings	3 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Short-term and Long-term borrowings	Short-term and Long-term borrowings
The following table represents borrowings from DoubleU Games (in thousands):

	Interest rate	Maturity	March 31, 2026	December 31, 2025
Current portion of borrowings with related party (1)	4.60%	May 27, 2026	$33,038	$34,846

(1) DoubleU Games extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of March 31, 2026 was $33.0 million. In May 2024, a voluntary interest payment of $9.6 million was made, and the maturity of each 4.6% Senior Note was extended by two years to May 27, 2026, including the remaining outstanding principal amount under the 4.60% Senior Notes.